Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,078,000.00
Previously Paid Amount	0.00
Total Fee Amount	701.27
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 701.27
Narrative - Max Aggregate Offering Price	$ 5,078,000.00
Final Prospectus	true